Subsequent Events (Details) - USD ($)			12 Months Ended
	Sep. 30, 2023	Jan. 15, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 22, 2023	Jan. 12, 2023
Subsequent Events (Details) [Line Items]
Amount spend				$ 146,822
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued warrants (in Shares)						2,571,429
Exercise price per share (in Dollars per share)						$ 3.5
Health insurance expenses		$ 407,135
Compensation committee					$ 10,000
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Amount spend	$ 900,000
Forecast [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Amount spend	$ 1,000,000